Tradr 2X Long CEG Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$19,208,706
TOTAL NET ASSETS — 100.0%	$19,208,706

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Constellation Energy Corporation	Receive	5.38% (OBFR01* + 175bps)	At Maturity	8/12/2026	$41,877,380	$-	$(8,107,127)
TOTAL EQUITY SWAP CONTRACTS								$(8,107,127)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.